Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Thomas Cook India
Related Party Transactions
Increase in ownership percentage through conversion of shares	6.60%
Key management team
Related Party Transactions
Salaries and other short-term employee benefits	$ 10.2	$ 10.8
Share-based payments	5.7	4.7
Related party compensation	15.9	15.5
Board of Directors
Related Party Transactions
Retainers and fees	1.7	1.5
Share-based payments	0.3	0.4
Related party compensation	2.0	$ 1.9
Fairfax India Holdings Corporation (Fairfax India)
Related Party Transactions
Amounts receivable, related party transactions	$ 41.5